Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	XXXX	XXXX	XXXX	XXXX
(Acknowledged) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)

(Clear) Inaccurate Note-

Page # 3 of the Note was not included in the loan file.

Response 1 (XXXX)
The documentation provided is sufficient to cure the finding. (Resolved)

(Acknowledged) TRID CD ' Incorrect Section-

The Title-Document Copies Fee was included in Section B of the CD issued on XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f), (g)

						(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B